UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2016

WESTERN ASSET

INSTITUTIONAL

TAX FREE RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional Tax Free Reserves for the six-month reporting period ended February 29, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2016

II	Western Asset Institutional Tax Free Reserves

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended February 29, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2015 U.S. gross domestic product (“GDP”)i growth was 3.9%. Relatively solid growth was driven by increasing exports, accelerating personal consumption expenditures (“PCE”), declining imports, expanding state and local government spending, and rising nonresidential fixed investment. Third quarter 2015 GDP growth then moderated to 2.0%. Decelerating growth was primarily due to a downturn in private inventory investment and decelerations in exports, PCE, nonresidential fixed investment, state and local government spending, and residential fixed investment. Finally, the U.S. Department of Commerce’s final reading for fourth quarter 2015 GDP growth — released after the reporting period ended — was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in PCE and less export activity.

The U.S. labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.1%, as reported by the U.S. Department of Labor. By February 2016, unemployment was 4.9%, equaling its lowest level since February 2008.

Western Asset Institutional Tax Free Reserves	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016 and March 16, 2016, after the reporting period ended, the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended February 29, 2016?

A. Short-term Treasury yields edged higher, whereas long-term Treasury yields declined during the reporting period. When the period began, the yield on the two-year Treasury note was 0.74%. Its low for the period was 0.57% on October 14, 2015, and it peaked at 1.09% on December 29, 2015. The yield on the two-year Treasury note ended the period at 0.78%. The yield on the ten-year Treasury note began the period at 2.21%. Its peak of 2.36% occurred on November 9, 2015, and its low of 1.63% occurred on February 11, 2016. The yield on the ten-year Treasury note ended the period at 1.74%.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed raised rates during the reporting period, the yields available from money market securities remained extremely low during the six months ended February 29, 2016.

Performance review

As of February 29, 2016, the seven-day current yield for Institutional Shares of Western Asset Institutional Tax Free Reserves was 0.02% and the seven-day effective yield, which reflects compounding, was 0.02%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Tax Free Reserves Portfolio, which has the same investment objective and strategies, and

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset Institutional Tax Free Reserves

substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Tax Free Reserves Portfolio.

Western Asset Institutional Tax Free Reserves Yields as of February 29, 2016 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.02%	0.02%
Investor Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.25% and the seven-day current yield and the seven-day effective yield for Investor Shares would have been -0.34%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2016

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional Tax Free Reserves	V

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset Institutional Tax Free Reserves

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 29, 2016 and August 31, 2015. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2015 and held for the six months ended February 29, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional Shares	0.01%		$1,000.00	$1,000.10	0.03%	$0.15	Institutional Shares	5.00%	$1,000.00	$1,024.71	0.03%	$0.15
Investor Shares	0.00	[5]	1,000.00	1,000.00	0.04	0.20	Investor Shares	5.00	1,000.00	1,024.66	0.04	0.20

2	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

[1]	For the six months ended February 29, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance figure is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

[5]	Amount represents less than 0.005%.

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 29, 2016

Assets:
Investment in Tax Free Reserves Portfolio, at value	$1,082,065,089
Receivable for Fund shares sold	41,799
Receivable from investment manager	18,996
Prepaid expenses	37,057
Total Assets	1,082,162,941

Liabilities:
Payable for Fund shares repurchased	38,427
Distributions payable	6,120
Service and/or distribution fees payable	1,007
Trustees’ fees payable	202
Accrued expenses	41,928
Total Liabilities	87,684
Total Net Assets	$1,082,075,257

Net Assets:
Par value (Note 5)	$10,821
Paid-in capital in excess of par value	1,082,016,715
Undistributed net investment income	87,613
Accumulated net realized loss on investments allocated from Tax Free Reserves Portfolio	(39,892)
Total Net Assets	$1,082,075,257

Net Assets:
Institutional Shares	$959,799,650
Investor Shares	$122,275,607

Shares Outstanding:
Institutional Shares	959,806,329
Investor Shares	122,276,540

Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

4	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2016

Investment Income:
Income from Tax Free Reserves Portfolio	$295,709
Allocated expenses from Tax Free Reserves Portfolio	(1,013,286)
Allocated waiver from Tax Free Reserves Portfolio	874,364
Total Investment Income	156,787

Expenses:
Investment management fee (Note 2)	1,432,690
Service and/or distribution fees (Notes 2 and 3)	65,127
Registration fees	29,017
Legal fees	18,674
Transfer agent fees (Note 3)	17,090
Shareholder reports	15,369
Audit and tax fees	11,477
Trustees’ fees	9,067
Insurance	8,363
Fund accounting fees	2,926
Miscellaneous expenses	3,472
Total Expenses	1,613,272
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(1,566,567)
Net Expenses	46,705
Net Investment Income	110,082
Net Realized Loss on Investments From Tax Free Reserves Portfolio	(6,846)
Increase in Net Assets From Operations	$103,236

See Notes to Financial Statements.

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 29, 2016 (unaudited) and the Year Ended August 31, 2015	2016	2015

Operations:
Net investment income	$110,082	$115,615
Net realized gain (loss)	(6,846)	—
Increase in Net Assets From Operations	103,236	115,615

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(110,143)	(116,319)
Decrease in Net Assets From Distributions to Shareholders	(110,143)	(116,319)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	1,068,731,318	1,726,012,303
Reinvestment of distributions	66,548	52,876
Cost of shares repurchased	(1,084,553,698)	(1,686,096,745)
Net assets of shares issued in connection with merger (Note 6)	—	541,203,739
Increase (Decrease) in Net Assets From Fund Share Transactions	(15,755,832)	581,172,173

Capital Contribution (Note 2)	—	58,728
Increase (Decrease) in Net Assets	(15,762,739)	581,230,197

Net Assets:
Beginning of period	1,097,837,996	516,607,799
End of period*	$1,082,075,257	$1,097,837,996
*Includes undistributed net investment income of:	$87,613	$87,674

See Notes to Financial Statements.

6	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares	2016[1,2]		2015[1]		2014[1]		2013[1]		2012	2011

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.000	[3]	0.000	[3]	0.000	[3]	0.001	0.002
Net realized gain (loss)	(0.000)	[3]	—		0.000	[3]	0.000	[3]	(0.000) [3]	(0.000) [3]
Total income from operations	0.000	[3]	0.000	[3]	0.000	[3]	0.000	[3]	0.001	0.002

Less distributions from:
Net investment income	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.001)	(0.002)
Total distributions	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.001)	(0.002)

Capital contribution	—		0.000	[3]	—		—		—	—

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total return[4]	0.01%		0.02%[5]		0.02%		0.04%		0.08%	0.20%

Net assets, end of period (millions)	$960		$978		$481		$852		$1,147	$2,465

Ratios to average net assets:
Gross expenses[6]	0.44%[7,8]		0.45%[8]		0.46%[8]		0.45%[8]		0.29%	0.26%
Net expenses[6,9,10]	0.03	[7]	0.06		0.10		0.14		0.18	0.18
Net investment income	0.02	[7]	0.02		0.02		0.04		0.09	0.20

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2016 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	Annualized.

[8]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares[1]	2016[2]		2015	2014[3]

Net asset value, beginning of period	$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income[4]	0.000		0.000	0.000
Net realized loss	(0.000)	[4]	—	(0.000)	[4]
Total income from operations[4]	0.000		0.000	0.000

Less distributions from:
Net investment income[4]	(0.000)		(0.000)	(0.000)
Total distributions[4]	(0.000)		(0.000)	(0.000)

Capital contribution	—		0.000 [4]	—

Net asset value, end of period	$1.000		$1.000	$1.000
Total return[5]	0.00%[6]		0.01%[7]	0.01%

Net assets, end of period (millions)	$122		$120	$36

Ratios to average net assets:
Gross expenses[8,9]	0.54%[10]		0.56%	0.57%[10]
Net expenses[8,11,12]	0.04	[10]	0.06	0.10	[10]
Net investment income	0.01	[10]	0.01	0.01	[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2016 (unaudited).

[3]	For the period December 23, 2013 (inception date) to August 31, 2014.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[8]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[9]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[10]	Annualized.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

8	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (85.0% at February 29, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

10	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee at an annual rate that decreases as assets increase, as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

Since the Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares and Investor Shares did not exceed 0.20% and 0.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2016, fees waived and/or expenses reimbursed amounted to $1,566,567.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

During the year ended August 31, 2015, LMPFA voluntarily made a capital contribution to the Fund in the amount of $58,728. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. LMPFA did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan the Fund pays a service and/or distribution fee with respect to its Investor Shares calculated at the annual rate of 0.10% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 29, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Institutional Shares	—		$16,435
Investor Shares	$65,127	[1]	655
Total	$65,127		$17,090

[1]

Amount shown is exclusive of waivers. The service and/or distribution fees waived for the six months ended February 29, 2016 amounted to $58,614 for Investor Shares. Such waiver is voluntary and may be reduced or terminated at any time.

For the six months ended February 29, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$1,340,175
Investor Shares	226,392
Total	$1,566,567

4. Distributions to shareholders by class

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Net Investment Income:
Institutional Shares	$103,559	$107,563
Investor Shares	6,584	8,756
Total	$110,143	$116,319

5. Shares of beneficial interest

At February 29, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

12	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Institutional Shares
Shares sold	949,817,639	1,535,613,136
Shares issued on reinvestment	60,147	44,467
Shares repurchased	(968,257,504)	(1,500,002,868)
Shares issued in connection with merger	—	461,780,255
Net increase (decrease)	(18,379,718)	497,434,990

Investor Shares
Shares sold	118,913,679	190,399,167
Shares issued on reinvestment	6,401	8,409
Shares repurchased	(116,296,194)	(186,093,877)
Shares issued in connection with merger	—	79,423,484
Net increase	2,623,886	83,737,183

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Transfer of net assets

On July 24, 2015, the Fund acquired the assets and liabilities of the Western Asset Institutional AMT Free Municipal Money Market Fund (the “Acquired Fund”). Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Western Asset Institutional AMT Free Municipal Money Market Fund	541,203,739	$541,203,739	$600,044,280

Under the reorganization, for each share held, shareholders of the Acquired Fund’s Institutional Shares and Investors Shares received 1 share of the Fund’s Institutional Shares and Investor Shares, respectively.

The total net assets of the Acquired Fund before acquisition included accumulated net realized loss of $146,862. Total net assets of the Fund immediately after the transfer were $1,141,248,019. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended August 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$333,642
Increase in net assets from operations	$333,642

Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that were included in the Fund’s Statement of Operations since the close of business on July 24, 2015.

7. Capital loss carryforward

As of August 31, 2015, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
8/31/2016	$(2,228)
8/31/2017	(25,906)
8/31/2018	(4,808)
8/31/2019	(104)
$(33,046)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

8. Money market fund reform

Under new federal regulations, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it operates as a retail money market fund. The Fund expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. If the shareholder is not a retail investor, the shareholder must redeem his/her fund shares or his/her shares will be redeemed involuntarily by the Fund prior to that date. The Fund will notify affected shareholders of its intent to make any such involuntary redemptions. In addition, on or before that date, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

14	Western Asset Institutional Tax Free Reserves 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Institutional Tax Free Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Tax Free Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

Western Asset Institutional Tax Free Reserves	15

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

16	Western Asset Institutional Tax Free Reserves

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (currently, Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Lipper data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals and for rolling periods comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2015 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of

Western Asset Institutional Tax Free Reserves	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2017.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. In addition, the Board noted that the Fund’s Contractual Management Fee was approximately equivalent to the

18	Western Asset Institutional Tax Free Reserves

asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at lower asset levels, and lower than the asset-weighted average at higher asset levels. The Board also noted that the Fund’s Contractual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset Institutional Tax Free Reserves	19

Schedule of investments (unaudited)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.5%
Alabama — 1.2%
Huntsville, AL, Health Care Authority, TECP	0.030%	3/16/16	$10,000,000	$10,000,000
Huntsville, AL, Health Care Authority, TECP	0.070%	5/17/16	6,000,000	6,000,000
Total Alabama				16,000,000
Alaska — 0.8%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.010%	4/1/29	10,635,000	10,635,000	(a)(b)
Arizona — 0.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.010%	1/1/46	7,000,000	7,000,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A.	0.010%	11/15/52	1,600,000	1,600,000	(a)(b)
Total Arizona				8,600,000
California — 16.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.040%	10/1/34	3,610,000	3,610,000	(a)(b)
Alameda County, CA, IDA Revenue:
Bema Electronic Manufacturing Project, LOC-Comercia Bank	0.130%	4/1/34	580,000	580,000	(a)(b)(c)
JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	2,130,000	2,130,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, FNMA, LOC-FNMA	0.030%	5/15/35	580,000	580,000	(a)(b)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.010%	6/1/37	6,500,000	6,500,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.010%	3/1/47	100,000	100,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Co.	0.010%	7/1/41	6,335,000	6,335,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.010%	7/1/41	8,675,000	8,675,000	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.020%	12/1/35	7,120,000	7,120,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.020%	8/1/20	385,000	385,000	(a)(b)
California State PCFA, PCR, Pacific Gas & Electric, LOC-Sumitomo Mitsui Banking	0.010%	11/1/26	3,490,000	3,490,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.170%	8/1/41	3,580,000	3,580,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.050%	10/1/38	6,210,000	6,210,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.050%	10/1/37	410,000	410,000	(a)(b)(c)

See Notes to Financial Statements.

20	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.170%	6/1/42	$825,000	$825,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.170%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/40	450,000	450,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.170%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.170%	10/1/36	2,305,000	2,305,000	(a)(b)(c)
California State, GO:
LOC-Bank of Montreal	0.010%	5/1/33	3,500,000	3,500,000	(a)(b)
LOC-JPMorgan Chase	0.010%	5/1/40	1,000,000	1,000,000	(a)(b)
TECP	0.040%	3/9/16	1,750,000	1,750,000
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.010%	8/15/27	1,550,000	1,550,000	(a)(b)
Kaiser Permanente	0.010%	4/1/45	600,000	600,000	(a)(b)
Kaiser Permanente	0.010%	4/1/46	7,100,000	7,100,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	2,400,000	2,400,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.010%	8/15/36	1,400,000	1,400,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	4,740,000	4,740,000	(a)(b)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, LIQ-FHLMC	0.050%	2/1/39	5,300,000	5,300,000	(a)(b)(c)
Arbor Ridge Apartments, LIQ-FHLMC	0.030%	11/1/36	900,000	900,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.010%	4/1/25	800,000	800,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.030%	3/15/32	1,645,000	1,645,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.010%	8/1/37	5,715,000	5,715,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.010%	6/1/32	2,000,000	2,000,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/30	3,600,000	3,600,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/30	4,000,000	4,000,000	(a)(b)
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/35	1,510,000	1,510,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.010%	10/1/41	385,000	385,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.010%	1/1/21	500,000	500,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/51	3,000,000	3,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/54	$9,300,000	$9,300,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/51	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/54	4,800,000	4,800,000	(a)(b)
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.010%	10/1/30	1,470,000	1,470,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	3,700,000	3,700,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue, Proposition A, First Tier	5.000%	7/1/16	815,000	828,001
Los Angeles, CA, Department of Water & Power Revenue, Subordinated, SPA-Bank of Montreal	0.010%	7/1/34	800,000	800,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.020%	12/1/30	2,200,000	2,200,000	(a)(b)(c)
Metropolitan Water District of Southern California Revenue:
Special Series A-2	0.010%	7/1/35	6,550,000	6,550,000	(a)(b)
Special Series A-1	0.010%	7/1/35	3,100,000	3,100,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.010%	7/1/32	3,700,000	3,700,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.030%	2/15/31	10,990,000	10,990,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.010%	8/15/41	4,945,000	4,945,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
SPA-JPMorgan Chase Series B	0.010%	4/1/38	16,700,000	16,700,000	(a)(b)
SPA-JPMorgan Chase Series A	0.010%	4/1/38	600,000	600,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/1/26	300,000	300,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.010%	4/1/30	1,700,000	1,700,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.040%	12/1/34	2,500,000	2,500,000	(a)(b)(c)
San Francisco, CA, City & County, GO	0.030%	3/14/16	1,000,000	1,000,000
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.020%	4/1/39	760,000	760,000	(a)(b)

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	$6,300,000	$6,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking Series A	0.010%	4/1/36	1,300,000	1,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking Series C	0.010%	4/1/36	8,400,000	8,400,000	(a)(b)
SPA-Sumitomo Mitsui Banking Series D	0.010%	4/1/36	3,200,000	3,200,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	500,000	500,000	(a)(b)
University of California, CA, Revenue	0.010%	5/15/48	2,800,000	2,800,000	(a)(b)
Total California				208,483,001
Colorado — 0.7%
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.020%	10/1/30	1,460,000	1,460,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated Lien, SPA-Bank of America N.A.	0.010%	11/1/23	6,700,000	6,700,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.010%	7/1/27	414,000	414,000	(a)(b)
Total Colorado				8,574,000
Connecticut — 4.3%
Capital City, CT, EDA Revenue, SPA-Bank of America N.A.	0.030%	6/15/24	1,100,000	1,100,000	(a)(b)
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.010%	12/1/39	2,790,000	2,790,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.020%	7/1/37	995,000	995,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A. & FHLB	0.010%	7/1/37	2,610,000	2,610,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.010%	7/1/30	9,300,000	9,300,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.010%	7/1/34	2,660,000	2,660,000	(a)(b)
Wesleyan University	0.010%	7/1/40	3,500,000	3,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.010%	7/1/30	5,180,000	5,180,000	(a)(b)
Yale University	0.010%	7/1/36	3,100,000	3,100,000	(a)(b)
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.010%	7/1/32	1,335,000	1,335,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/41	10,200,000	10,200,000	(a)(b)
SPA-JPMorgan Chase	0.020%	11/15/31	500,000	500,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.030%	5/15/31	1,800,000	1,800,000	(a)(b)(c)
Derby, CT, GO, BAN	1.000%	3/15/16	2,175,000	2,175,626

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Ellington, CT, GO	2.000%	6/15/16	$255,000	$256,140
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, LIQ-FHLMC	0.020%	12/1/28	1,300,000	1,300,000	(a)(b)(c)
Total Connecticut				55,301,766
Delaware — 0.2%
University of Delaware Revenue:
SPA-Bank of America N.A.	0.010%	11/1/34	2,350,000	2,350,000	(a)(b)
SPA-TD Bank N.A.	0.010%	11/1/35	500,000	500,000	(a)(b)
Total Delaware				2,850,000
District of Columbia — 2.5%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.020%	2/1/48	6,485,000	6,485,000	(a)(b)
District of Columbia University Revenue, American University, LOC-Royal Bank of Canada	0.010%	10/1/36	6,975,000	6,975,000	(a)(b)
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	0.020%	10/1/35	10,030,000	10,030,000	(a)(b)(c)
LOC-Royal Bank of Canada	0.020%	10/1/39	7,985,000	7,985,000	(a)(b)(c)
Total District of Columbia				31,475,000
Florida — 4.3%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.030%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.010%	11/15/26	1,800,000	1,800,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/34	7,400,000	7,400,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.050%	8/1/18	7,950,000	7,950,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.010%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.020%	12/16/20	3,000,000	3,000,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	1,900,000	1,900,000	(a)(b)
Orange County, FL, HFA Revenue, Walk Apartments LLC, FNMA, LIQ-FNMA	0.030%	6/1/25	4,800,000	4,800,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.030%	10/1/33	9,300,000	9,300,000	(a)(b)

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.040%	10/15/42	$2,690,000	$2,690,000	(a)(b)(c)
Total Florida				54,890,000
Georgia — 2.9%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Wells Fargo Bank N.A.	0.010%	8/1/33	100,000	100,000	(a)(b)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-SunTrust Bank	0.020%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/32	3,520,000	3,520,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.030%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.050%	12/1/27	2,800,000	2,800,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.070%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.080%	5/1/32	270,000	270,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.070%	8/1/21	3,870,000	3,870,000	(a)(b)(c)
Total Georgia				36,665,000
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System Series C	0.250%	7/1/39	3,500,000	3,500,000	(a)(b)
Queens Health System Series B	0.250%	7/1/39	2,470,000	2,470,000	(a)(b)
Total Hawaii				5,970,000
Illinois — 5.6%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.090%	1/1/27	3,880,000	3,880,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.150%	10/1/34	2,220,000	2,220,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.030%	1/1/35	4,925,000	4,925,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Fenwick High School Project, LOC-PNC Bank N.A.	0.020%	3/1/32	9,450,000	9,450,000	(a)(b)
Illinois State DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.200%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.020%	4/1/31	4,000,000	4,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A. & FHLB	0.120%	2/1/34	$5,735,000	$5,735,000	(a)(b)
Illinois College, LOC-U.S. Bank N.A.	0.010%	10/1/30	5,845,000	5,845,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.010%	8/1/35	2,000,000	2,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase Series A-1	0.010%	8/15/42	10,715,000	10,715,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase Series A-2	0.010%	8/15/42	1,870,000	1,870,000	(a)(b)
Northwestern Memorial Hospital, SPA-Wells Fargo Bank N.A.	0.010%	8/15/42	500,000	500,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.010%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.090%	10/1/39	4,655,000	4,655,000	(a)(b)
Illinois State Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.200%	12/1/35	3,460,000	3,460,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-Mizuho Bank Ltd.	0.020%	7/1/30	3,000,000	3,000,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.060%	7/1/29	1,200,000	1,200,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.010%	6/1/36	130,000	130,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.040%	10/15/28	3,600,000	3,600,000	(a)(b)(c)
Total Illinois				71,685,000
Indiana — 2.4%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.150%	7/1/31	1,915,000	1,915,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.010%	6/1/40	10,000,000	10,000,000	(a)(b)
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.020%	11/1/39	6,000,000	6,000,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.010%	2/1/37	3,885,000	3,885,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.030%	4/15/39	4,690,000	4,690,000	(a)(b)
Plainfield, IN, Community School Corp., GO, State Intercept	2.000%	7/15/16	1,450,000	1,457,266
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.020%	5/1/34	2,245,000	2,245,000	(a)(b)
Total Indiana				30,192,266
Iowa — 0.3%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.010%	2/15/39	2,870,000	2,870,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.150%	6/1/32	$1,270,000	$1,270,000	(a)(b)(c)
Total Iowa				4,140,000
Kentucky — 1.4%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.010%	6/1/29	4,660,000	4,660,000	(a)(b)
Berea College Project	0.010%	6/1/32	9,375,000	9,375,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.070%	5/1/27	3,000,000	3,000,000	(a)(b)(c)
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Obligated Group, LOC-JPMorgan Chase	0.010%	10/1/39	600,000	600,000	(a)(b)
Total Kentucky				17,635,000
Louisiana — 0.8%
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	12/1/40	10,000,000	10,000,000	(a)(b)
Maryland — 0.7%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.020%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.020%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.010%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.020%	7/1/36	835,000	835,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank N.A.	0.030%	11/1/29	1,800,000	1,800,000	(a)(b)
Total Maryland				9,235,000
Massachusetts — 2.8%
Massachusetts School Building Authority, TECP	0.040%	3/3/16	5,000,000	5,000,000
Massachusetts School Building Authority, TECP	0.070%	4/4/16	5,000,000	5,000,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.010%	9/1/31	2,530,000	2,530,000	(a)(b)
Partners Healthcare System Inc., LOC-U.S. Bank N.A.	0.010%	7/1/48	3,000,000	3,000,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York Mellon	0.010%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.020%	7/1/46	5,500,000	5,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.030%	12/1/37	2,600,000	2,600,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HEFA Revenue:
Baystate Medical Center, LOC-Bank of America N.A.	0.010%	7/1/39	$3,000,000	$3,000,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	2,800,000	2,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.010%	12/1/24	300,000	300,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.020%	8/1/37	3,765,000	3,765,000	(a)(b)
Total Massachusetts				35,995,000
Michigan — 0.8%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	1/1/26	5,500,000	5,500,000	(a)(b)
Michigan State University Revenue, SPA-Royal Bank of Canada	0.010%	2/15/34	4,500,000	4,500,000	(a)(b)
Total Michigan				10,000,000
Minnesota — 1.7%
Minneapolis, MN, Revenue, University Gateway Project, SPA-Wells Fargo Bank N.A.	0.010%	12/1/40	2,635,000	2,635,000	(a)(b)
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.030%	1/1/46	10,550,000	10,550,000	(a)(b)(c)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.010%	11/15/38	6,780,000	6,780,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.010%	8/15/32	1,500,000	1,500,000	(a)(b)
Total Minnesota				21,465,000
Mississippi — 0.8%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron USA Inc. Series E	0.010%	11/1/35	5,000,000	5,000,000	(a)(b)
Chevron USA Inc. Series G	0.010%	11/1/35	4,000,000	4,000,000	(a)(b)
Chevron USA Inc. Series C	0.010%	11/1/35	1,480,000	1,480,000	(a)(b)
Chevron USA Inc. Series D	0.010%	11/1/35	370,000	370,000	(a)(b)
Total Mississippi				10,850,000
Missouri — 1.7%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.030%	3/1/24	4,630,000	4,630,000	(a)(b)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Northern Trust Co.	0.010%	6/1/37	2,300,000	2,300,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.010%	5/15/38	1,090,000	1,090,000	(a)(b)

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.040%	2/1/33	$675,000	$675,000	(a)(b)
St. Louis University, LOC-U.S. Bank N.A.	0.010%	10/1/24	4,520,000	4,520,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.010%	10/1/35	385,000	385,000	(a)(b)
Washington University, SPA-U.S. Bank N.A.	0.010%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.030%	9/1/26	1,685,000	1,685,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-U.S. Bank N.A. & Enterprise Bank & Trust	0.020%	12/1/29	3,945,000	3,945,000	(a)(b)(c)
Total Missouri				21,605,000
New Hampshire — 2.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	1,185,000	1,185,000	(a)(b)
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.060%	11/1/20	11,800,000	11,800,000	(a)(b)(c)
New Hampshire State HEFA Revenue, University System	0.010%	7/1/33	14,860,000	14,860,000	(a)(b)
Total New Hampshire				27,845,000
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	700,000	700,000	(a)(b)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	800,000	800,000	(a)(b)
Total New Jersey				1,500,000
New Mexico — 0.7%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.010%	6/1/30	8,600,000	8,600,000	(a)(b)
New York — 20.0%
Batavia, NY, GO, BAN	1.000%	5/12/16	3,000,000	3,001,757
Beacon, NY, City School District, GO, BAN	1.500%	6/24/16	2,000,000	2,004,802
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	4,050,000	4,050,000	(a)(b)
Camillus, NY, GO, BAN	1.000%	3/25/16	1,100,000	1,100,286
Clarence, NY, GO, BAN	1.500%	7/22/16	5,000,000	5,021,589
Cortland, NY, GO, BAN	2.000%	12/2/16	3,400,000	3,430,260
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.010%	7/1/38	100,000	100,000	(a)(b)
East Greenbush, NY, CSD, GO, BAN	2.000%	11/18/16	1,200,000	1,210,224
Fallsburg, NY, CSD, GO, BAN	1.000%	6/24/16	4,700,000	4,704,977
Greece, NY, CSD, GO, BAN	1.250%	6/24/16	5,000,000	5,015,620

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Kings Point, NY, GO	2.000%	7/29/16	$4,000,000	$4,028,393
Lansing, NY, GO	1.750%	9/14/16	1,500,000	1,507,197
Lewis County, NY, GO, BAN	2.000%	8/12/16	2,150,000	2,162,138
Liverpool, NY, CSD, GO	1.250%	7/7/16	5,000,000	5,016,704
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.010%	11/1/22	3,300,000	3,300,000	(a)(b)
MTA, NY, Revenue:
LOC-Bank of Montreal	0.010%	11/1/35	8,400,000	8,400,000	(a)(b)
LOC-Citibank N.A.	0.010%	11/15/50	2,100,000	2,100,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	11/1/35	2,500,000	2,500,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.010%	11/15/50	4,000,000	4,000,000	(a)(b)
Nassau County, NY, GO:
RAN	2.000%	3/15/16	12,500,000	12,507,391
TAN	2.000%	9/15/16	10,000,000	10,073,604
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.020%	11/15/21	19,300,000	19,300,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.010%	8/1/29	500,000	500,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.010%	3/1/34	3,600,000	3,600,000	(a)(b)
LOC-Mizuho Corporate Bank	0.010%	4/1/42	4,670,000	4,670,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	8/1/36	100,000	100,000	(a)(b)
Subordinated, SPA-JPMorgan Chase	0.010%	1/1/36	6,000,000	6,000,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.020%	4/15/35	19,300,000	19,300,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Royal Bank of Canada	0.010%	6/15/48	1,600,000	1,600,000	(a)(b)
SPA-Mizuho Bank Ltd.	0.010%	6/15/33	8,900,000	8,900,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.010%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada Series 3-H	0.010%	11/1/22	13,000,000	13,000,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada Series 3-F	0.010%	11/1/22	12,020,000	12,020,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Columbia University	0.010%	9/1/39	400,000	400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.010%	7/1/32	2,600,000	2,600,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.010%	7/1/33	$900,000	$900,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Barclay Street, FNMA, LIQ-FNMA	0.010%	11/15/37	1,100,000	1,100,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.010%	11/1/41	4,500,000	4,500,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.010%	11/1/46	4,145,000	4,145,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.020%	11/1/33	2,600,000	2,600,000	(a)(b)(c)
Worth Street, FNMA, LIQ-FNMA	0.020%	5/15/33	17,900,000	17,900,000	(a)(b)(c)
New York, NY, GO, AGM, SPA-State Street Bank & Trust Co.	0.010%	8/1/20	800,000	800,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	6,900,000	6,900,000	(a)(b)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, FNMA, LIQ-FNMA	0.020%	12/15/38	4,480,000	4,480,000	(a)(b)(c)
Roslyn, NY, Union Free School District, GO, BAN	2.000%	9/23/16	4,000,000	4,029,800
Southold, NY, GO, BAN	1.750%	8/26/16	2,000,000	2,010,524
Tompkins County, NY, GO, BAN	2.000%	10/14/16	2,000,000	2,018,566
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Helaba	0.010%	11/1/32	12,300,000	12,300,000	(a)(b)
LOC-TD Bank N.A.	0.010%	11/1/35	1,200,000	1,200,000	(a)(b)
Tuckahoe, NY, Union Free School District, GO, TAN	1.500%	6/20/16	1,400,000	1,402,947
Washington County, NY, GO, BAN	1.500%	6/10/16	5,500,000	5,515,136
West Irondequoit, NY, CSD, GO, BAN	1.750%	6/29/16	2,500,000	2,509,135
Total New York				254,036,050
North Carolina — 4.2%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.010%	6/1/33	4,000,000	4,000,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.020%	3/1/25	8,585,000	8,585,000	(a)(b)
Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.	0.020%	12/1/21	1,000,000	1,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Guilford College Project, LOC-Branch Banking & Trust	0.020%	5/1/24	2,555,000	2,555,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.020%	6/1/38	2,255,000	2,255,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.020%	6/1/33	5,225,000	5,225,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Branch Banking & Trust	0.020%	4/1/29	4,220,000	4,220,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State HFA Revenue:
Home Ownership 1998 TR-19C, SPA-TD Bank N.A.	0.030%	1/1/35	$2,865,000	$2,865,000	(a)(b)(c)
Home Ownership, SPA-TD Bank N.A.	0.030%	7/1/33	1,335,000	1,335,000	(a)(b)(c)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.020%	6/1/37	2,285,000	2,285,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
First Mortgage Deerfield, LOC-Branch Banking & Trust	0.020%	11/1/38	5,000,000	5,000,000	(a)(b)
Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	3,150,000	3,150,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	10,500,000	10,500,000	(a)(b)
Total North Carolina				52,975,000
North Dakota — 0.1%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.020%	7/1/39	1,900,000	1,900,000	(a)(b)
Ohio — 1.7%
Franklin County, OH, Hospital Facilities Revenue, Various Improvment, Nationwide Childrens Hospital Inc.	0.010%	11/1/45	5,000,000	5,000,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/34	11,300,000	11,300,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/39	5,000,000	5,000,000	(a)(b)
Ohio State, GO, Common Schools	0.010%	6/15/26	860,000	860,000	(a)(b)
Total Ohio				22,160,000
Oklahoma — 0.1%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.010%	1/1/28	1,100,000	1,100,000	(a)(b)
Oregon — 1.8%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.020%	8/1/34	800,000	800,000	(a)(b)
Oregon State Housing & Community Services Department, Housing Development Revenue, Revenue Redwood Park Apartments, FNMA, LIQ-FNMA	0.030%	10/15/38	5,300,000	5,300,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.030%	7/1/45	6,600,000	6,600,000	(a)(b)(c)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/28	3,145,000	3,145,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	12/1/41	4,000,000	4,000,000	(a)(b)
Total Oregon				23,375,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 5.0%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York Mellon	0.010%	12/1/37	$14,100,000	$14,100,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.020%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.010%	7/1/31	5,000,000	5,000,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.020%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.020%	3/1/24	1,200,000	1,200,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.010%	7/1/34	400,000	400,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.020%	11/1/26	5,365,000	5,365,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.010%	8/15/24	11,225,000	11,225,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.020%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania State Economic Development Financing Authority Revenue, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.130%	8/1/26	1,400,000	1,400,000	(a)(b)(c)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.020%	1/1/34	4,465,000	4,465,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Sumitomo Mitsui Banking	0.020%	4/1/26	6,850,000	6,850,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.010%	12/1/34	1,100,000	1,100,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.020%	11/1/29	2,320,000	2,320,000	(a)(b)
Total Pennsylvania				63,955,000
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.010%	9/1/43	2,470,000	2,470,000	(a)(b)
South Carolina — 0.7%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.020%	9/1/19	1,715,000	1,715,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-TD Bank N.A.	0.030%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
Total South Carolina				8,645,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 0.2%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.020%	1/1/44	$2,420,000	$2,420,000	(a)(b)
Tennessee — 0.4%
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, GTD, LOC-Branch Banking & Trust	0.020%	6/1/39	4,935,000	4,935,000	(a)(b)
Texas — 3.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.010%	12/1/24	9,500,000	9,500,000	(a)(b)
Methodist Hospital	0.010%	12/1/27	4,375,000	4,375,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System Series A-2	0.010%	12/1/41	6,925,000	6,925,000	(a)(b)
Methodist Hospital System Series A-1	0.010%	12/1/41	100,000	100,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Wells Fargo Bank N.A.	0.020%	8/1/37	6,500,000	6,500,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, Higher Education, Trinity University	0.010%	6/1/33	9,500,000	9,500,000	(a)(b)
University of Texas, LIQ-University of Texas Investment Management Co.	0.010%	8/1/16	815,000	815,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.010%	7/1/38	900,000	900,000	(a)(b)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.010%	8/1/39	4,405,000	4,405,000	(a)(b)
Total Texas				43,020,000
Utah — 0.4%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.040%	1/1/34	2,160,000	2,160,000	(a)(b)(c)
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-U.S. Bank N.A.	0.010%	2/15/32	2,800,000	2,800,000	(a)(b)
Total Utah				4,960,000
Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.010%	10/1/38	600,000	600,000	(a)(b)
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank N.A. & Bank of New York Mellon	0.020%	7/1/37	14,300,000	14,300,000	(a)(b)
Total Vermont				14,900,000
Virginia — 1.8%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.020%	12/1/33	3,075,000	3,075,000	(a)(b)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.010%	6/1/43	$2,200,000	$2,200,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, SPA-Bank of America N.A.	0.020%	1/1/30	3,995,000	3,995,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust Series F	0.020%	1/1/35	7,065,000	7,065,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust Series B	0.020%	1/1/35	6,550,000	6,550,000	(a)(b)
Total Virginia				22,885,000
Washington — 1.7%
King County, WA, GO, SPA-State Street Bank & Trust Co.	0.020%	1/1/40	5,000,000	5,000,000	(a)(b)
Olympia, WA, Economic Development Corp. Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.170%	11/1/23	865,000	865,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.070%	10/1/22	1,140,000	1,140,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.070%	10/1/22	1,605,000	1,605,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.020%	10/1/29	400,000	400,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.020%	1/1/27	6,300,000	6,300,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.010%	5/1/28	4,550,000	4,550,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Revenue, The Overlake School Project, LOC-Wells Fargo Bank N.A.	0.020%	10/1/29	1,230,000	1,230,000	(a)(b)
Total Washington				21,090,000
West Virginia — 0.0%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.020%	12/1/42	200,000	200,000	(a)(b)
Wyoming — 0.1%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.010%	12/1/20	1,200,000	1,200,000	(a)(b)
Total Investments — 99.5% (Cost — $1,266,417,083#)				1,266,417,083
Other Assets in Excess of Liabilities — 0.5%				5,864,087
Total Net Assets — 100.0%				$1,272,281,170

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	71.9%
VMIG 1	18.3
F-1	2.0
SP-1	1.9
P-1	1.3
MIG 1	0.4
AAA/Aaa	0.1
AA/Aa	0.0 ‡
NR***	4.1
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	37

Statement of assets and liabilities (unaudited)

February 29, 2016

Assets:
Investments, at value	$1,266,417,083
Cash	35,804
Receivable for securities sold	9,240,038
Interest receivable	756,324
Receivable from investment manager	1,537
Total Assets	1,276,450,786

Liabilities:
Payable for securities purchased	4,064,689
Trustees’ fees payable	301
Accrued expenses	104,626
Total Liabilities	4,169,616
Total Net Assets	$1,272,281,170

Represented by:
Pain-in-capital	$1,272,281,170

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2016

Investment Income:
Interest	$339,882

Expenses:
Investment management fee (Note 2)	1,002,961
Fund accounting fees	53,800
Custody fees	28,364
Audit and tax fees	22,468
Legal fees	21,886
Trustees’ fees	10,444
Miscellaneous expenses	25,380
Total Expenses	1,165,303
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,005,454)
Net Expenses	159,849
Net Investment Income	180,033
Net Realized Loss From Investments	(7,910)
Increase in Net Assets From Operations	$172,123

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	39

Statements of changes in net assets

For the Six Months Ended February 29, 2016 (unaudited) and the Year Ended August 31, 2015	2016	2015

Operations:
Net investment income	$180,033	$408,060
Net realized gain (loss)	(7,910)	4
Increase in Net Assets From Operations	172,123	408,064

Capital Transactions:
Proceeds from contributions	795,539,889	1,473,822,622
Value of withdrawals	(784,471,301)	(1,428,059,265)
In-kind capital contribution (Note 3)	—	541,229,678
Increase in Net Assets From Capital Transactions	11,068,588	586,993,035
Increase in Net Assets	11,240,711	587,401,099

Net Assets:
Beginning of period	1,261,040,459	673,639,360
End of period	$1,272,281,170	$1,261,040,459

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2016[1]		2015	2014	2013	2012	2011

Net assets, end of period (millions)	$1,272		$1,261	$674	$1,068	$1,561	$2,815
Total return[2]	0.02%		0.05%	0.03%	0.05%	0.11%	0.23%

Ratios to average net assets:
Gross expenses	0.17%[3]		0.18%	0.19%	0.17%	0.17%	0.16%
Net expenses[4,5]	0.02	[3]	0.03	0.09	0.13	0.15	0.15
Net investment income	0.03	[3]	0.05	0.02	0.05	0.12	0.23

[1]	For the six months ended February 29, 2016 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager has voluntarily agreed to waive and/or reimburse 0.15% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

42	Tax Free Reserves Portfolio 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,266,417,083	—	$1,266,417,083

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.15% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2016, fees waived and/or expenses reimbursed amounted to $1,005,454.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

44	Tax Free Reserves Portfolio 2016 Semi-Annual Report

The Portfolio is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, such purchase and sale transactions were $873,495,029 and $689,105,170, respectively.

3. Investments

On July 24, 2015, Western Asset Institutional AMT Free Municipal Money Market Fund

transferred all of its investable assets, with a value of $540,906,314 to the Portfolio in exchange for an interest in the Portfolio. In addition, Western Asset Institutional AMT Free

Municipal Money Market Fund transferred cash of $18,698 and interest receivables of

$304,666. The transaction was structured to qualify as a tax free exchange of assets into a partnership.

4. Derivative instruments and hedging activities

During the six months ended February 29, 2016, the Portfolio did not invest in derivative instruments.

5. Money market fund reform

Under new federal regulations, the Portfolio will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio if it operates as a retail money market fund. The Portfolio expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Holders of interests of the Portfolio. The Portfolio may consider itself a retail money market fund if all of its feeder funds are qualified retail money market funds and have policies and procedures in place to ensure that all shares of each feeder fund are beneficially owned by natural persons. In addition, no later than that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	45

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had not yet commenced operations. As a result, certain information concerning this Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund.

The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement.

46	Tax Free Reserves Portfolio

The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

Tax Free Reserves Portfolio	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (currently, Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data. The Board noted that those Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Lipper data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals and for rolling periods comparing each Feeder Fund’s performance against its benchmark and against those Feeder Fund’s peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions. In addition, the Board considered that Western Asset Premium Tax Free Reserves, which had not yet commenced operations, did not have any performance information to report.

•

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1- and 3-year periods ended June 30, 2015 was above the median, that its performance for the 5-year period ended June 30, 2015 was at the median, and that its performance for the 10-year period ended June 30, 2015 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods.

•

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2015 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory

48	Tax Free Reserves Portfolio

services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund (the “Actual Management Fee”), and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that these Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the expense information for these Feeder Funds reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fee and their Actual Management Fee as well as their actual total expense ratio to their expense groups, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to those Feeder Funds, showed the following:

•

For Western Asset Tax Free Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was at the median, and the actual total expense ratio was below the median. The Board took into account the master-feeder structure.

•	For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was above the median, and the

Tax Free Reserves Portfolio	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

In addition, the Board noted that the current limitation on each of Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ expenses is expected to continue through December 2017.

For Western Asset Premium Tax Free Reserves, the Board noted that, although the Feeder Fund had not yet commenced operations, it had received a report from Lipper comparing the Feeder Fund’s Contractual Management Fee and its projected actual management fee as well as its projected actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund. The Board considered that the Manager had provided expense information to Lipper for purposes of preparing this comparison. The Board noted that, on this basis, the Feeder Fund’s Contractual Management Fee was above the median and projected Actual Management Fee was above the median. The Board also noted that the Feeder Fund’s projected actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s projected expenses, as well as the master-feeder structure.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted the size of Western Asset Tax Free Reserves and that the Manager had previously agreed to institute breakpoints in the Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable

50	Tax Free Reserves Portfolio

means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that although the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Actual Management Fee was at the median of its expense group.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at lower asset levels, and lower than the asset-weighted average at higher asset levels. The Board also noted that the Feeder Fund’s Contractual Management Fee was below the median of its expense group.

•

The Board noted that Western Asset Premium Tax Free Reserves had not yet commenced operations and had no assets, but that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Tax Free Reserves Portfolio	51

Western Asset

Institutional Tax Free Reserves

Trustees

Elliott J. Berv*

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust**

*	Effective February 10, 2016, Mr. Berv became Chair.
**	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010868 4/16 SR16-2739

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item  1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2016